Stock Based Compensation (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
0.0067 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	820,391	820,391
Weighted Average Remaining Contractual Life	4 years 11 months 1 day	5 years 2 months 1 day
Weighted Average Exercise Price	$ 0.0067	$ 0.0067
Shares Exercisable at 12/31/2019	820,391	820,391
Weighted Average Remaining Contractual Life	4 years 11 months 1 day	5 years 2 months 1 day
Weighted Average Exercise Price	$ 0.0067	$ 0.0067
3.3521 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	111,871	111,871
Weighted Average Remaining Contractual Life	6 years 2 months 30 days	6 years 6 months
Weighted Average Exercise Price	$ 3.3521	$ 3.3521
Shares Exercisable at 12/31/2019	111,871	111,871
Weighted Average Remaining Contractual Life	6 years 2 months 30 days	6 years 6 months
Weighted Average Exercise Price	$ 3.3521	$ 3.3521
Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding at 12/31/2019	932,262	932,262
Weighted Average Remaining Contractual Life	5 years 29 days	5 years 3 months 29 days
Weighted Average Exercise Price	$ 0.4081	$ 0.4081
Shares Exercisable at 12/31/2019	932,262	932,262
Weighted Average Remaining Contractual Life	5 years 29 days	5 years 3 months 29 days
Weighted Average Exercise Price	$ 0.4081	$ 0.4081